TRADE RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE
	As of December 31,
	2025	2024

Trade receivable, (gross)	$6,823,020	$7,620,758
Less: Allowance for expected credit losses	(5,700,032)	(5,967,520)
Trade receivable, net	$1,122,988	$1,653,238

SCHEDULE OF PROVISION FOR DOUBTFUL ACCOUNTS

The changes in the allowance for expected credit losses are as follows:

	For the Years Ended December 31,
	2025	2024

Balance at the beginning of the year	$5,967,520	$6,542,904
Add: Additions	33,141	-
Less: Reversals	(300,629)	(575,384)
Balance at the end of the year	$5,700,032	$5,967,520